Financial Assets at FVTPL - Schedule of Financial Assets at FVTPL (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets at FVTPL [Line Items]
Total	$ 7	$ 7
Wealth management product [Member]
Schedule of Financial Assets at FVTPL [Line Items]
Total	$ 7	$ 7